UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21506

Name of Fund:    BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Capital and Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.3%
Triumph Group, Inc.	31,300	$2,141,546
Air Freight & Logistics — 0.0%
Royal Mail PLC (a)	11,200	110,102
Airlines — 5.6%
Japan Airlines Co. Ltd.	582,000	29,393,364
United Continental Holdings, Inc. (a)(b)	177,800	8,150,352

		37,543,716
Automobiles — 4.4%
General Motors Co. (a)(b)	691,700	24,956,536
Renault SA	48,400	4,204,488

		29,161,024
Beverages — 0.7%
PepsiCo, Inc. (b)	54,500	4,379,620
Building Products — 2.2%
Owens Corning (a)(b)	392,300	14,966,245
Capital Markets — 0.4%
Legg Mason, Inc. (b)	60,200	2,549,470
Chemicals — 4.3%
CF Industries Holdings, Inc. (b)	126,300	29,157,618
Commercial Banks — 1.1%
U.S. Bancorp.	177,600	7,056,048
Communications Equipment — 2.5%
QUALCOMM, Inc. (b)	228,200	16,937,004
Computers & Peripherals — 2.9%
Apple Inc. (b)	38,900	19,473,340
Consumer Finance — 1.7%
Discover Financial Services	151,300	8,117,245
Springleaf Holdings, Inc. (a)	134,300	3,217,828

		11,335,073
Diversified Financial Services — 6.0%
Atlas Mara Co-Nvest Ltd. (a)	200,000	2,250,000
Berkshire Hathaway, Inc., Class B (a)(b)	87,600	9,776,160
Citigroup, Inc. (b)	221,930	10,526,140
JPMorgan Chase & Co. (b)	315,700	17,477,152

		40,029,452
Diversified Telecommunication Services — 0.2%
AT&T Inc. (b)	48,400	1,612,688
Energy Equipment & Services — 0.8%
Noble Corp. PLC (b)	168,500	5,228,555
Food & Staples Retailing — 3.5%
Metro AG	283,500	11,655,607
Wal-Mart Stores, Inc. (b)	154,900	11,567,932

		23,223,539
Food Products — 0.3%
Unilever NV	51,300	1,915,542

Common Stocks	Shares	Value
Health Care Providers & Services — 4.5%
Express Scripts Holding Co. (a)(b)	79,000	$5,900,510
UnitedHealth Group, Inc. (b)	337,800	24,416,184

		30,316,694
Household Durables — 0.4%
Tempur Sealy International, Inc. (a)	60,200	2,967,258
Insurance — 9.3%
The Allstate Corp.	182,500	9,344,000
American International Group, Inc. (b)	756,800	36,296,128
Fidelity National Financial, Inc., Class A (b)	523,300	16,504,882

		62,145,010
Internet & Catalog Retail — 2.2%
Expedia, Inc. (b)	226,300	14,704,974
Internet Software & Services — 5.2%
eBay, Inc. (a)(b)	221,400	11,778,480
Google, Inc., Class A (a)(b)	19,501	23,030,096

		34,808,576
IT Services — 4.6%
Leidos Holdings, Inc. (b)	383,500	17,387,890
Science Applications International Corp.	223,692	8,278,841
Visa, Inc., Class A (b)	22,700	4,890,261

		30,556,992
Leisure Equipment & Products — 0.3%
Brunswick Corp. (b)	52,700	2,184,942
Media — 3.4%
Comcast Corp., Special Class A (b)	298,500	15,626,475
News Corp. — Class A (a)	134,100	2,140,236
Nexstar Broadcasting Group, Inc., Class A (b)	38,400	1,845,120
The Walt Disney Co. (b)	45,600	3,311,016

		22,922,847
Metals & Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc. (b)	166,300	5,389,783
Oil, Gas & Consumable Fuels — 8.2%
HollyFrontier Corp. (b)	283,360	13,119,568
Linn Energy LLC (b)	105,700	3,469,074
Marathon Petroleum Corp. (b)	68,000	5,919,400
PBF Energy, Inc., Class A (b)	389,000	10,086,770
Suncor Energy, Inc.	691,500	22,701,945

		55,296,757
Pharmaceuticals — 8.4%
Eli Lilly & Co. (b)	127,100	6,864,671
Johnson & Johnson	159,600	14,119,812
Merck & Co., Inc. (b)	198,800	10,530,436
Novartis AG — ADR (b)	43,300	3,423,731
Pfizer, Inc. (b)	697,800	21,213,120

		56,151,770

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	KRW	Korean Won
	EUR	Euro	USD	US Dollar
	JPY	Japanese Yen

JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 1.1%
Annaly Capital Management, Inc.	497,000	$5,352,690
Cole Real Estate Investment, Inc.	143,100	2,167,965

		7,520,655
Semiconductors & Semiconductor Equipment — 3.6%
Samsung Electronics Co. Ltd.	26,800	23,911,804
Software — 1.5%
Activision Blizzard, Inc.	295,800	5,067,054
Oracle Corp. (b)	141,500	5,221,350

		10,288,404
Wireless Telecommunication Services — 5.0%
Vodafone Group PLC — ADR (b)	898,900	33,313,234
Total Common Stocks — 95.4%		639,300,282

Warrants (c)
Diversified Financial Services — 0.0%
Atlas Mara Co-Nvest Ltd., Expires 12/17/17 (a)	200,000	114,000
Total Long-Term Investments
(Cost — $580,112,587) — 95.4%		639,414,282

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	19,742,290	$19,742,290
Total Short-Term Securities (Cost — $19,742,290) — 3.0%		19,742,290
Total Investments Before Options Written (Cost — $599,854,877*) — 98.4%		659,156,572

Options Written
(Premiums Received — $7,359,606) — (0.8)%		(5,138,495)
Total Investments Net of Options Written — 97.6%		654,018,077
Other Assets Less Liabilities — 2.4%		16,326,211

Net Assets — 100.0%		$670,344,288

Notes to Schedule of Investments

*	As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$633,032,234

Gross unrealized appreciation	$70,024,611
Gross unrealized depreciation	(43,900,273)

Net unrealized appreciation	$26,124,338

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(c)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(d)	Represents the current yield as of report date.

(e)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	20,482,532	(740,242)	19,742,290	$2,781

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	238,151	JPY	24,343,814	Canadian Imperial Bank of Commerce	2/03/14	$(120)

2	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

•	Exchange-traded options written as of January 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Apple Inc.	Call	USD	555.00	2/07/14	106	$(1,802)
Citigroup, Inc.	Call	USD	53.50	2/07/14	240	(480)
General Motors Co.	Call	USD	40.00	2/07/14	1,810	(15,385)
Pfizer, Inc.	Call	USD	31.50	2/14/14	361	(2,888)
Berkshire Hathaway, Inc., Class B	Call	USD	116.25	2/22/14	264	(6,314)
Leidos Holdings, Inc.	Call	USD	46.50	2/22/14	750	(81,417)
American International Group, Inc.	Call	USD	52.50	2/24/14	1,000	(25,000)
Brunswick Corp.	Call	USD	47.00	2/24/14	149	(2,980)
CF Industries Holdings, Inc.	Call	USD	240.00	2/24/14	382	(104,668)
CF Industries Holdings, Inc.	Call	USD	255.00	2/24/14	312	(17,628)
Citigroup, Inc.	Call	USD	57.50	2/24/14	254	(508)
eBay, Inc.	Call	USD	55.00	2/24/14	530	(31,005)
eBay, Inc.	Call	USD	57.50	2/24/14	687	(12,023)
Expedia, Inc.	Call	USD	75.00	2/24/14	375	(41,250)
Expedia, Inc.	Call	USD	80.00	2/24/14	375	(15,938)
Express Scripts Holding Co.	Call	USD	70.00	2/24/14	434	(232,190)
Fidelity National Financial, Inc., Class A	Call	USD	32.00	2/24/14	515	(33,475)
Fidelity National Financial, Inc., Class A	Call	USD	33.00	2/24/14	1,171	(35,130)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	37.00	2/24/14	457	(2,056)
Freeport-McMoRan Copper & Gold, Inc.	Call	USD	38.00	2/24/14	457	(1,600)
Google, Inc., Class A	Call	USD	1,165.00	2/24/14	93	(282,255)
HollyFrontier Corp.	Call	USD	50.00	2/24/14	750	(16,875)
Leidos Holdings, Inc.	Call	USD	50.00	2/24/14	600	(9,000)
Linn Energy LLC	Call	USD	33.00	2/24/14	246	(13,530)
Merck & Co., Inc.	Call	USD	50.00	2/24/14	407	(131,258)
Nexstar Broadcasting Group, Inc., Class A	Call	USD	50.00	2/24/14	211	(20,045)
Noble Corp. PLC	Call	USD	38.00	2/24/14	463	(2,084)
Novartis AG — ADR	Call	USD	80.00	2/24/14	118	(10,620)
Oracle Corp.	Call	USD	38.00	2/24/14	179	(4,475)
Owens Corning	Call	USD	40.00	2/24/14	1,164	(75,660)
PBF Energy, Inc., Class A	Call	USD	35.00	2/24/14	1,500	(37,500)
PepsiCo, Inc.	Call	USD	82.50	2/24/14	299	(16,894)
Pfizer, Inc.	Call	USD	32.00	2/24/14	723	(5,061)
QUALCOMM, Inc.	Call	USD	75.00	2/24/14	626	(50,706)
United Continental Holdings, Inc.	Call	USD	49.00	2/24/14	460	(26,910)
UnitedHealth Group, Inc.	Call	USD	75.00	2/24/14	328	(16,892)
Visa, Inc., Class A	Call	USD	240.00	2/24/14	32	(688)
Vodafone Group PLC — ADR	Call	USD	40.00	2/24/14	1,626	(13,821)
Wal-Mart Stores, Inc.	Call	USD	77.50	2/24/14	426	(11,715)
Wal-Mart Stores, Inc.	Call	USD	82.50	2/24/14	425	(1,275)
American International Group, Inc.	Call	USD	50.00	2/28/14	1,331	(107,811)
AT&T Inc.	Call	USD	34.00	2/28/14	484	(14,520)
Oracle Corp.	Call	USD	38.00	2/28/14	600	(20,400)
UnitedHealth Group, Inc.	Call	USD	73.50	2/28/14	899	(112,375)
American International Group, Inc.	Call	USD	50.00	3/24/14	1,331	(149,072)
American International Group, Inc.	Call	USD	52.50	3/24/14	500	(25,750)
Berkshire Hathaway, Inc., Class B	Call	USD	120.00	3/24/14	218	(8,502)
Eli Lilly & Co.	Call	USD	55.00	3/24/14	344	(28,896)
Fidelity National Financial, Inc., Class A	Call	USD	33.00	3/24/14	254	(15,875)
HollyFrontier Corp.	Call	USD	50.00	3/24/14	750	(60,000)
JPMorgan Chase & Co.	Call	USD	60.00	3/24/14	212	(7,632)
Legg Mason, Inc.	Call	USD	45.00	3/24/14	331	(18,205)

JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

•	Exchange-traded options written as of January 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Linn Energy LLC	Call	USD	33.00	3/24/14	335	$(29,312)
Merck & Co., Inc.	Call	USD	52.50	3/24/14	502	(80,822)
Noble Corp. PLC	Call	USD	38.00	3/24/14	463	(4,398)
Novartis AG — ADR	Call	USD	80.00	3/24/14	120	(13,200)
Owens Corning	Call	USD	42.00	3/24/14	990	(56,925)
PBF Energy, Inc., Class A	Call	USD	30.00	3/24/14	200	(6,500)
Pfizer, Inc.	Call	USD	32.00	3/24/14	361	(7,220)
UnitedHealth Group, Inc.	Call	USD	75.00	3/24/14	1,140	(128,820)
Visa, Inc., Class A	Call	USD	240.00	3/24/14	113	(12,938)
The Walt Disney Co.	Call	USD	75.00	3/24/14	250	(36,125)
Total						$(2,356,299)

•	Over-the-counter options written as of January 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Marathon Petroleum Corp.	Credit Suisse International	Call	USD	91.48	2/03/14	37,400	$(1,507)
Eli Lilly & Co.	UBS AG	Call	USD	50.13	2/04/14	35,500	(137,762)
General Motors Co.	Citibank N.A.	Call	USD	41.91	2/04/14	18,000	—
Pfizer, Inc.	Morgan Stanley & Co. International PLC	Call	USD	30.48	2/04/14	50,400	(5,900)
Springleaf Holdings, Inc.	Deutsche Bank AG	Call	USD	24.84	2/04/14	25,000	(1,867)
U.S. Bancorp.	Morgan Stanley & Co. International PLC	Call	USD	39.74	2/04/14	97,600	(23,642)
United Continental Holdings, Inc.	Morgan Stanley & Co. International PLC	Call	USD	37.94	2/07/14	52,000	(410,860)
Expedia, Inc.	Deutsche Bank AG	Call	USD	68.94	2/10/14	23,500	(32,849)
Expedia, Inc.	Goldman Sachs International	Call	USD	63.00	2/10/14	59,900	(248,833)
Fidelity National Financial, Inc., Class A	UBS AG	Call	USD	29.35	2/10/14	65,500	(143,951)
Suncor Energy, Inc.	Bank of Montreal	Call	USD	35.26	2/10/14	202,500	(4,117)
Triumph Group, Inc.	Credit Suisse International	Call	USD	79.40	2/10/14	17,200	—
Vodafone Group PLC — ADR	UBS AG	Call	USD	39.10	2/11/14	162,600	(7,080)
Cole Real Estate Investment, Inc.	Citibank N.A.	Call	USD	14.04	2/12/14	40,000	(44,280)
Cole Real Estate Investment, Inc.	Morgan Stanley & Co. International PLC	Call	USD	14.00	2/12/14	18,700	(21,505)
Samsung Electronics Co. Ltd.	Bank of America N.A.	Call	KRW	1,079,325.00	2/12/14	5,100	(644)
Renault SA	Credit Suisse International	Call	EUR	66.83	2/14/14	26,600	(48,085)
Suncor Energy, Inc.	Deutsche Bank AG	Call	USD	34.66	2/19/14	177,800	(24,908)
Unilever NV	Citibank N.A.	Call	USD	40.04	2/19/14	51,300	(4,008)
Metro AG	Deutsche Bank AG	Call	EUR	35.55	2/20/14	56,800	(9,500)
Samsung Electronics Co. Ltd.	Bank of America N.A.	Call	KRW	1,079,325.00	2/26/14	5,100	(7,721)
Science Applications International Corp.	Morgan Stanley & Co. International PLC	Call	USD	38.59	2/26/14	50,000	(35,103)
Springleaf Holdings, Inc.	Bank of America N.A.	Call	USD	25.78	2/26/14	48,800	(13,695)
The Allstate Corp.	Morgan Stanley & Co. International PLC	Call	USD	53.79	2/28/14	50,600	(20,438)
News Corp. — Class A	Deutsche Bank AG	Call	USD	17.54	2/28/14	73,700	(7,509)
Pfizer, Inc.	Credit Suisse International	Call	USD	31.29	2/28/14	188,700	(37,610)
Comcast Corp., Special Class A	Citibank N.A.	Call	USD	52.94	3/05/14	68,500	(74,024)
Samsung Electronics Co. Ltd.	Bank of America N.A.	Call	KRW	952,577.50	3/05/14	4,500	(140,038)
JPMorgan Chase & Co.	Citibank N.A.	Call	USD	56.98	3/07/14	152,700	(129,795)
Activision Blizzard, Inc.	Deutsche Bank AG	Call	USD	17.46	3/10/14	163,700	(89,200)
Discover Financial Services	Deutsche Bank AG	Call	USD	55.17	3/10/14	83,200	(74,474)
Leidos Holdings, Inc.	Deutsche Bank AG	Call	USD	45.65	3/10/14	75,000	(111,251)
Comcast Corp., Special Class A	Morgan Stanley & Co. International PLC	Call	USD	50.69	3/13/14	68,700	(178,317)
Metro AG	Morgan Stanley & Co. International PLC	Call	EUR	35.92	3/18/14	99,100	(25,988)
Japan Airlines Co. Ltd.	Goldman Sachs International	Call	JPY	5,085.03	3/26/14	160,100	(288,019)

4	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

•	Over-the-counter options written as of January 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Johnson & Johnson	Morgan Stanley & Co. International PLC	Call	USD	91.83	3/27/14	47,900	$(28,404)
The Allstate Corp.	Morgan Stanley & Co. International PLC	Call	USD	52.32	3/28/14	49,700	(51,415)
Vodafone Group PLC — ADR	Deutsche Bank AG	Call	USD	37.79	4/02/14	169,100	(166,208)
Japan Airlines Co. Ltd.	UBS AG	Call	JPY	5,111.51	12/12/14	160,000	(131,689)
Total							$(2,782,196)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$2,141,546	—	—	$2,141,546
Air Freight & Logistics	110,102	—	—	110,102
Airlines	37,543,716	—	—	37,543,716
Automobiles	24,956,536	$4,204,488	—	29,161,024
Beverages	4,379,620	—	—	4,379,620
Building Products	14,966,245	—	—	14,966,245
Capital Markets	2,549,470	—	—	2,549,470
Chemicals	29,157,618	—	—	29,157,618
Commercial Banks	7,056,048	—	—	7,056,048
Communications Equipment	16,937,004	—	—	16,937,004
Computers & Peripherals	19,473,340	—	—	19,473,340
Consumer Finance	11,335,073	—	—	11,335,073
Diversified Financial Services	40,029,452	—	—	40,029,452
Diversified Telecommunication Services	1,612,688	—	—	1,612,688
Energy Equipment & Services	5,228,555	—	—	5,228,555
Food & Staples Retailing	11,567,932	11,655,607	—	23,223,539
Food Products	1,915,542	—	—	1,915,542
Health Care Providers & Services	30,316,694	—	—	30,316,694
Household Durables	2,967,258	—	—	2,967,258
Insurance	62,145,010	—	—	62,145,010

JANUARY 31, 2014	5

Schedule of Investments (concluded)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

	Level 1	Level 2	Level 3	Total
Assets: (concluded)
Investments: (concluded)
Long-Term Investments: (concluded)
Common Stocks: (concluded)
Internet & Catalog Retail	$14,704,974	—	—	$14,704,974
Internet Software & Services	34,808,576	—	—	34,808,576
IT Services	30,556,992	—	—	30,556,992
Leisure Equipment & Products	2,184,942	—	—	2,184,942
Media	22,922,847	—	—	22,922,847
Metals & Mining	5,389,783	—	—	5,389,783
Oil, Gas & Consumable Fuels	55,296,757	—	—	55,296,757
Pharmaceuticals	56,151,770	—	—	56,151,770
Real Estate Investment Trusts (REITs)	7,520,655	—	—	7,520,655
Semiconductors & Semiconductor Equipment	23,911,804	—	—	23,911,804
Software	10,288,404	—	—	10,288,404
Wireless Telecommunication Services	33,313,234	—	—	33,313,234
Warrants	114,000	—	—	114,000
Short-Term Securities	19,742,290	—	—	19,742,290
Total	$643,296,477	$15,860,095	—	$659,156,572

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(2,268,567)	$(2,869,928)	—	$(5,138,495)
Foreign currency exchange contracts	(120)	—	—	(120)
Total	$(2,268,687)	$(2,869,928)	—	$(5,138,615)

[1]    Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are value at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$4,824	—	—	$4,824
Cash pledged as collateral for options written	200,000	—	—	200,000
Liabilities:
Bank overdraft	—	$(59,261)	—	(59,261)
Total	$204,824	$(59,261)	—	$145,563

There were no transfers between Levels during the period ended January 31, 2014.

6	JANUARY 31, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: March 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: March 25, 2014